LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2024	2023
Melco Related

MRF 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $1,732 and $5,746, respectively)	$998,268	$994,254
MRF 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $ 1,256 and $ 2,141 , respectively)	498,744	497,859
MRF 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $ 2,488 and $ 3,358 , respectively)	597,512	596,642
MRF 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $1,865 and $2,317, respectively)	848,135	847,683
MRF 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $1,407 and $1,634, respectively)	1,148,593	1,148,366
MRF 7.625% Senior Notes, due 2032 (net of unamortized deferred financing costs of $5,611)	744,389	—
MRM Credit Facilities, due 2026
MRM Term Loan	129	128
MN1 Revolving Facility, due 2027 (1)	158,305	1,052,515

Studio City Related
SCF 6.000% Senior Notes, due 2025 (net of unamortized deferred financing costs of $253 and $1,320, respectively)	221,369	395,680
SCC 7.000% Senior Notes, due 2027 (net of unamortized deferred financing costs of $ 2,862 and $ 4,039 , respectively)	347,138	345,961
SCF 6.500% Senior Notes, due 2028 (net of unamortized deferred financing costs of $2,299 and $2,970, respectively)	497,701	497,030
SCF 5.000% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $2,990 and $3,626, respectively)	1,097,010	1,096,374
SCC 2016 Credit Facilities, due 2029
SCC 2016 Term Loan	129	128
SCC 2016 Revolving Facility (2)	—	—
SCC 2024 Revolving Facility, due 2029 (3)	—	—

	7,157,422	7,472,620
Less: Current portion of long-term debt, net	(21,597)	—

Long-term debt, net	$7,135,825	$7,472,620

(1)
As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the MN1 Revolving Facility of $27,135 and $15,905
,
respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(2)
As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the SCC 2016 Revolving Facility of $308 and $278
,
respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

(3)
As of December 31, 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving
Facility
of $8,484
is included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2024 are as follows:

Year ending December 31,
2025	$1,221,622
2026	500,129
2027	1,108,305
2028	1,350,000
2029	2,250,129
Over 2029	750,000

$7,180,185